Document and Entity Information	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 26, 2026
Entity Registrant Name	SOMNIGROUP INTERNATIONAL INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31922
Entity Tax Identification Number	33-1022198
Entity Address, Address Line One	100 Crescent Ct.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	800
Local Phone Number	878-8889
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SGI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001206264
Entity Address, Address Line Two	Suite 700